Derivative Warrants - Agent Warrants - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions	2 Months Ended		12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants exercised	35,000,000.0
Weighted average exercise price of warrant | $ / shares		$ 0.1766
Issuance of common shares	35,000,000.0
Gross proceeds from exercise of warrants | $	$ 8,000
Agent Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Purchase warrants to acquire common shares					1,080,000.00
Initial exercise price of common share | $ / shares		$ 1.00			$ 1.00
Agent Warrants | Exercise of 540,000 Agent Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants exercised			1,080,000.00	1,080,000.00
Weighted average exercise price of warrant | $ / shares				$ 1.00
Issuance of common shares			356,949	356,949
Gross proceeds from exercise of warrants | $			$ 0
Agent Warrants | Exercise of Other Agents Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants exercised			540,000	540,000
Weighted average exercise price of warrant | $ / shares				$ 1.00
Issuance of common shares			540,000	540,000
Gross proceeds from exercise of warrants | $				$ 0.5